Equipment (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Equipment 1		$ 1,694
Equipment 2		1,962
Equipment 1	2,024
Equipment 2	$ 559